Income Taxes - Summary of components of income tax expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ 16,360	$ 2,569	¥ 26,168	¥ 30,902
Deferred income tax benefit	(4,333)	(682)	(740)	(9,322)
Total income tax expense	¥ 12,027	$ 1,887	¥ 25,428	¥ 21,580